Restructuring Costs (Restructuring Reserves by Cost Type) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			72 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Project Renewal [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 0
Provision	31.2
Costs Incurred	(15.5)
Ending Balance	15.7
Project Renewal [Member] | Facility Exit Costs and Other [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Provision	8.4
Costs Incurred	(8.4)
Ending Balance	0
Project Renewal [Member] | Employee Severance, Termination Benefits And Relocation Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Provision	18.3
Costs Incurred	(7.1)
Ending Balance	11.2
Project Renewal [Member] | Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Provision	4.5
Costs Incurred	0
Ending Balance	4.5
Project Acceleration [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	33.5	35.1
Provision	0	77.4
Costs Incurred	(24.3)	(79.0)
Ending Balance	9.2	33.5		33.5
Project Acceleration [Member] | Facility Exit Costs and Other [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0	0
Provision	0	6.0	32.4	178.4
Costs Incurred	0	(6.0)
Ending Balance	0	0	0	0
Project Acceleration [Member] | Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	22.2	23.3
Provision	0	53.5	48.8	241.0
Costs Incurred	(18.9)	(54.6)
Ending Balance	3.3	22.2	23.3	22.2
Project Acceleration [Member] | Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	11.3	11.8
Provision	0	17.9	18.8	79.0
Costs Incurred	(5.4)	(18.4)
Ending Balance	5.9	11.3	11.8	11.3
European Transformation Plan [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Provision	18.9
Costs Incurred	(10.8)
Ending Balance	8.1
European Transformation Plan [Member] | Employee Severance, Termination Benefits And Relocation Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Provision	14.9
Costs Incurred	(8.9)
Ending Balance	6.0
European Transformation Plan [Member] | Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Provision	4.0
Costs Incurred	(1.9)
Ending Balance	$ 2.1